Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 02, 2019	Jun. 02, 2018	Dec. 31, 2020
Shareholders' Equity (Textual)
Compensation expenses			$ 108
Consultant [Member]
Shareholders' Equity (Textual)
Aggregate shares of common stock	66,667	200,000
Common stock per share		$ 3.00
Vesting period		3 years